SEGMENTS (Details 1) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 895	$ 1,165
Amounts not allocated to segments [Abstract]
Depreciation and amortization	480	305
General and administrative expenses	236	304
Impairments Restructuring And Others	240	119
Inventory Step Up.	20	(25)
Financial expenses - net	(207)	(298)
Income before income taxes	688	867
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,843	1,820
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,817	1,824
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	779	649
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,038	1,175
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	26	(4)
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	320	189
General and administrative expenses	236	304
Impairments Restructuring And Others	240	119
Inventory Step Up	64	6
Costs Related To Regulatory Actions Taken In Facilities		38
Inventory Step Up.	20	(25)
Otehr Unallocated Amounts	$ 34	$ 24